Related party transactions and balances (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)	Jan. 10, 2025 SGD ($)
Related Party Transaction [Line Items]
Working capital loan from a related party	$ 2,505,409	$ 3,242,408	$ 3,151,736
Grow Hub Apac Pte Ltd [Member]
Related Party Transaction [Line Items]
Bank loan				$ 8,000,000
Growhub Innovations Company Pte Ltd [Member]
Related Party Transaction [Line Items]
Working capital loan from a related party		$ 3,242,408
Unsecured and bears interest percentage	3.00%	3.00%